Condensed Financial Information of the Parent Company	6 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

17. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2022, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

PARENT COMPANY BALANCE SHEETS

	As of December 31,	As of June 30,
	2022	2022
ASSETS
Cash	$241,839	$9,085,082
Prepaid expenses and other current assets	4,250,000	4,250,071
Due from a related party	3,500,072	-
TOTAL CURRENT ASSETS	7,991,911	13,335,153
Intangible assets, net	764,125	696,000
Other non-current assets	13,351,509	8,903,166
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries	25,068,096	29,919,831
TOTAL ASSETS	47,175,641	52,854,150

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	$20,165	$-
Due to a related party		90,165
TOTAL CURRENT LIABILITIES	$20,165	$90,165
TOTAL LIABILITIES	20,165	90,165

SHAREHOLDERS’ EQUITY
Ordinary Shares (par value $0.001 per share;44,000,000 Class A Ordinary Shares authorized as of December 31, 2021 and 2022; 18,286,923 Class A Ordinary Shares issued and outstanding as of December 31, 2021 and 2022; 6,000,000 Class B Ordinary Shares authorized, 5,763,077 Class B Ordinary Shares issued and outstanding as of December 31, 2021 and 2022, respectively *	24,050	24,050
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	40,157,723	40,158,643
Retained earnings	7,813,333	12,527,714
Accumulated other comprehensive (loss) income	(824,189)	69,019
TOTAL SHAREHOLDERS’ EQUITY	47,155,476	52,763,985
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$47,175,641	$52,854,150

*	Certain shares are presented on a retroactive basis to reflect the Reorganization (see Note 13).

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Six Months Ended December 31,
	2022	2021

Selling expenses	$36,000	$-
General and administrative expenses	605,795	1,052,619
Financial expenses	114,980	(43)
Loss from operation	756,775	1,052,576
Other income:
Share of income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(3,957,606)	1,499,211

Income before income tax expense	(4,714,381)	446,635
Income tax expense
Net income	$(4,714,381)	$446,635
Other Comprehensive loss
Foreign currency translation (loss) income	(893,208)	(59,682)
Total comprehensive income	$(5,607,589)	$386,953

PARENT COMPANY STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

	Ordinary shares		Subscription	Additional paid-in	Retained	Accumulated other comprehensive	Total Shareholders’
	Shares*	Amount	receivable	capital	earnings	(loss) income	Equity

Balance as of June 30, 2020	16,784,911	$16,785	$(15,441)	$5,813,745	$7,472,214	$(367,581)	$12,919,722
Acquisition of Non-controlling interests	1,065,089	1,065		829,373	-	(25,354)	805,084
Net income for the period	-	-	-	-	4,267,542	-	4,267,542
Foreign currency translation adjustment	-	-	-	-	-	1,335,757	1,335,757
Balance as of June 30, 2021	17,850,000	$17,850	$(15,441)	$6,643,118	$11,739,756	$942,822	$19,328,105
Issuance of Class A Ordinary Shares	6,200,000	6,200	-	33,515,525	-	-	33,521,725
Net income for the period		-	-		787,958		787,958
Foreign currency translation adjustment	-	-	-	-	-	(873,803)	(873,803)
Balance as of June 30, 2022	24,050,000	$24,050	$(15,441)	$40,158,643	$12,527,714	$69,019	$52,763,985
Acquisition of Non-controlling interests	-	-	-	(920)	-	-	(920)
Net income for the period	-	-	-	-	(4,714,381)	-	(4,714,381)
Foreign currency translation adjustment	-	-	-	-	-	(893,208)	(893,208)
Balance as of December 31, 2022	24,050,000	$24,050	$(15,441)	$40,157,723	$7,813,333	$(824,189)	$47,155,476

*	Certain shares are presented on a retroactive basis to reflect the Reorganization (see Note 13).

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months Ended December 31,
	2022	2021
Net Income	(4,714,381)	446,635
CASH FLOWS FROM OPERATING ACTIVITIES:
Depreciation and amortization	36,875	-
Equity loss (income) of subsidiaries	3,957,606	(1,499,211)
Other non-current assets	(4,448,342)	-
Changes in operating assets and liabilities		-
Other payable	(70,000)	(155,000)
Due from a related party	(3,500,001)	-
Net cash used in operating activities	$(8,738,243)	(1,207,576)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	-	(7,081,000)
Purchase of intangible assets	(105,000)	-
Net cash used in investing activities	(105,000)	(7,081,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution from shareholders	-	34,069,438
Payment for deferred offering costs		(528,221)
Net cash provided by (used in) financing activities	-	33,541,217

Net increase (decrease) in cash	(8,843,243)	25,252,641
Cash at the beginning of the period	9,085,082	4,260
Cash at the end of the period	$241,839	25,256,901